10. COMMITMENTS AND CONTINCENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
10. COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Operating leases

On April 14, 2015, the Company completed the relocation of its headquarters to 1624 Market Street, Suite 201, Denver, CO 80202 which the Company leased on March 20, 2015 pursuant to a lease agreement with RVOF Market Center, LLC (“201 Lease”). Under the 201 Lease, MassRoots agreed to rent 3,552 square feet of office space at that location for a term of 37 months, under which the Company will pay a base rate of $0 for the first month, $8,288 for months two through 13, $8,584 for months 14 through 25, and $8,880 for months 26 through 37. The Company did not incur a significant cost related to the move to this location.

The Company amended this lease in January 2016 to include Suite 203, also located at 1624 Market Street in Denver, CO 80202, which allows us to expand our headquarters by an additional 1,508 square feet of office space. For this expansion (and in addition to the rent paid under the 201 Lease), the Company will pay $0 until May 30, 2016, $3,644 for each month from June 1, 2016 to May 30, 2017, $3,770 for each month from June 1, 2017 to May 30, 2018, and $3,896 for each month from June 1, 2018 to November 30, 2018. Pursuant to the amendment, the lease on suite 201 was extended to November 30, 2018

Rent expense charged to operations during the year ended December 31, 2016 and 2015 was $138,818 and $64,438, respectively.

Future minimum lease payments under these two agreements are as follows:

Year Ending December 31,
2017	149,395
2018	139,904
$289,299

Litigation

The Company is subject at times to other legal proceedings and claims, which arise in the ordinary course of its business.  Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity.  There was no outstanding litigation as of December 31, 2016.